UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Michael W. Stockton

International Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

International Growth and Income FundSM Semi-annual report for the six months ended December 31, 2015

International Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2015:

			Lifetime
Class A shares	1 year	5 years	(since 10/1/08)

Reflecting 5.75% maximum sales charge	–13.51%	1.68%	5.42%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.91% for Class A shares as of the prospectus dated November 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2016, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.50%.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

International equity markets tumbled during the first half of the fiscal year amid growing signs of an economic slowdown in China, sliding oil prices and investor fears about the possible impact of tightening monetary policy in the United States.

For the six months ended December 31, 2015, International Growth and Income Fund declined 10.10%. This total return includes dividend payments of nearly 42 cents a share for the period.

The fund lagged its primary benchmark, the MSCI ACWI (All Country World Index) ex USA, which recorded a total return of –9.32%. The index, which reflects the returns of more than 40 developed- and developing-country stock markets, is unmanaged and, therefore, has no expenses. The fund also trailed the –7.14% decline of the Lipper International Funds Index, a peer group measure. We are not pleased with this result. However, as you can see in the chart below, the fund has outpaced both benchmarks over its seven-year lifetime. As we have noted in the past, we take a long-term approach to investing and encourage you to do the same.

Results at a glance

For periods ended December 31, 2015, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime
				(since 10/1/08)

International Growth and Income Fund (Class A shares)	–10.10%	–8.24%	2.89%	6.29%
MSCI ACWI (All Country World Index) ex USA*	–9.32	–5.66	1.06	3.44
Lipper International Funds Index†	–7.14	–1.34	3.23	4.66

*	The market index is unmanaged and, therefore, has no expenses. The index reflects dividends net of withholding taxes. Investors cannot invest directly in an index.
†	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

International Growth and Income Fund	1

A stronger U.S. dollar takes a toll

Most of the world’s stock markets ended the six-month period lower, as investors focused on the economic deceleration taking place in China and the impact of rising interest rates in the U.S. On balance, a strengthening U.S. dollar amplified losses for U.S.-based investors in most international markets. (As the dollar rises, prices for a company’s shares denominated in euro or yen, for example, are diminished when they are converted to U.S. dollars.) In a volatile period, those stocks with higher dividend yields recorded some of the largest declines.

Chinese stocks fell 19.6%*, as investors focused on the nation’s transition to a more consumption-driven economy and its challenge of servicing a large amount of debt in a slow-growth environment. The government has attempted to bring down interest rates, partly by devaluing its currency. Toward the end of the period, China’s central bank cut interest rates for the sixth time in a year and lowered the level of reserves that banks must hold.

Investor concerns over China’s difficulties had a far-reaching impact. In Europe, stocks fell amid the China slowdown and mixed reports about the health of the euro zone. Economic activity was modest, partly as a result of tepid growth in both Germany and France. Markets tumbled in December, after the European Central Bank (ECB) cut its deposit rate and extended its bond buying program by six months, disappointing investors who had expected more aggressive stimulus measures. For the six months, the MSCI EU Index posted a –6.4% return.

*	Unless otherwise noted, country stock returns are based on MSCI indexes, expressed in U.S. dollars, and assume the reinvestment of dividends. Results reflect dividends net of withholding taxes.

Largest equity holdings
(as of December 31, 2015)

Company	Country of domicile	Percent of net assets
AXA	France	3.1%
TSMC	Taiwan	2.7
Novartis	Switzerland	2.0
British American Tobacco	United Kingdom	1.9
EDP	Portugal	1.7
Power Asset Holdings	Hong Kong	1.6
AstraZeneca	United Kingdom	1.6
International Consolidated Airlines Group	Spain	1.6
Vodafone	United Kingdom	1.5
Sun Hung Kai Properties	Hong Kong	1.4

2	International Growth and Income Fund

Japanese stocks (–3.6%) ended the period in negative territory. Share prices declined sharply at the start of the period, partly as a result of pessimism over major trading partner China, but regained some ground as 2015 came to a close. Amid mixed economic data, the Bank of Japan lowered its growth forecast but decided to keep the size of its monetary stimulus program unchanged.

Results in emerging markets were decidedly more downbeat. Resource-rich Brazil (–35.8%) was hurt by lower commodity prices as well as deteriorating political and economic conditions, including a corruption scandal involving senior government officials. In early December credit rating agency Fitch cut the country’s rating to below investment grade. In India, stocks fell 7.6% as Prime Minister Narendra Modi’s party lost a regional election, fueling worries that the government lacked enough support to push through key economic reforms. Despite modest gains in local currency terms, Russian stocks declined 18.3% in dollar terms. Economic sanctions imposed by the U.S. and Europe, lower oil prices and weakening economic conditions all contributed to a substantially weaker ruble.

With the exception of consumer staples (+0.4%), all sectors comprising the MSCI ACWI ex USA lost ground. The energy and materials sectors, both down 20.5%, recorded the sharpest losses.

What helped and hurt

The first half of the fiscal year was a particularly challenging time for dividend-focused investors. In part, the strengthening U.S. dollar eroded the value of dividends paid by companies overseas, and sinking oil prices hurt shares of higher yielding oil and gas companies. International Growth and Income Fund’s managers look for investments that can provide current income in the form of dividends as well as long-term capital appreciation. This dividend focus proved to be a headwind during the period, as stocks with relatively high dividend yields tended to lag the broader market. We remind investors that dividends have historically been a key driver of total returns, and we continue to believe in the value of dividend-focused investing over the long term.

Results from the fund’s 10 largest holdings were mixed during the period, with five companies from five different industries posting declines. These included Hong Kong real estate developer Sun Hung Kai Properties (–25.9%), British telecom company Vodafone (–10.9%) and drug maker Novartis (–13.2%), which was hurt by a pending patent expiration for a top-selling blood cancer treatment and its struggling eye care division. Semiconductor maker TSMC (–5.2%) and Portuguese utility company EDP (–5.3%) also lost ground, but declined less than the broader market.

Bright spots among the fund’s largest investments included U.K.-based International Consolidated Airlines Group, which owns British Airways and Iberia. Shares rose as the company recorded solid quarterly results and completed its acquisition of Irish carrier

International Growth and Income Fund	3

Where the fund’s assets were invested

Percent of net assets by country of domicile as of 12/31/15

	International Growth and Income Fund	MSCI All Country World Index ex USA*

Europe
Euro zone†	23.2%	22.4%
United Kingdom	18.1	14.3
Switzerland	4.0	6.9
Denmark	1.6	1.4
Sweden	1.5	2.1
Russian Federation	1.0	.7
Other Europe	—	1.1
	49.4	48.9

Asia/Pacific
Japan	12.1	17.2
Hong Kong	8.3	2.3
India	4.0	1.8
Taiwan	3.7	2.5
China	3.6	5.5
Australia	3.1	5.0
Other Asia/Pacific	1.2	6.1
	36.0	40.4

The Americas
Canada	3.3	5.9
Brazil	1.6	1.1
United States	1.3	—
Mexico	.6	.9
Other Americas	—	.4
	6.8	8.3

Other
South Africa	1.4	1.4
Other countries	—	1.0
	1.4	2.4

Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	6.4	—

Total	100.0%	100.0%

*	The MSCI ACWI (All Country World Index) ex USA is weighted by market capitalization.

†	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

4	International Growth and Income Fund

Aer Lingus. Rounding out the top 10, the fund’s largest investment, insurance firm AXA (+8.3%), pharmaceutical giant AstraZeneca (+7.1%), cigarette maker British American Tobacco (+3.5%) and Hong Kong utility Power Asset Holdings (+0.7%) all advanced.

Stock selection among consumer related companies detracted from the fund’s result. Gaming company Wynn Macau (–30.6%) continued its slide amid slowing casino activity in Macau. Stock selection in the information technology and energy areas was also unfavorable. The fund’s holdings of financials and utilities companies were sources of relative strength, as they declined less than the broader market.

Looking forward

The global economic picture remains uncertain, and investors continue to face a number of headwinds. After the close of the period, global stocks fell sharply as investors refocused their attention on slowing growth in China and declining oil prices. We expect volatility to remain elevated as markets adjust to these shifts.

That said, we are reasonably optimistic about global growth going forward. The U.S. economy continues to strengthen, albeit at a moderate pace. And, while the Federal Reserve did raise its benchmark interest rate for the first time since the global financial crisis, we expect the central bank to proceed with caution in regard to further hikes. While economic growth in Europe remains muted, there are hopeful signs of recovery in the region. What’s more, we believe many European domiciled companies have attractive valuations relative to comparable firms domiciled in the U.S. — and the weaker euro currency, while challenging for investors, can be a tailwind to the competitiveness of European companies globally.

We know from experience that dividend-focused investing has been beneficial to committed long-term investors and continue to believe in the importance of dividends. As always, we continue to work hard to identify what we believe are great companies around the world that pay dividends and offer long-term growth potential.

We thank you for your continued support and look forward to reporting back to you at the end of the fiscal year.

Cordially,

Steven T. Watson	Andrew B. Suzman
Vice Chairman of the Board	President

February 12, 2016

For current information about the fund, visit americanfunds.com.

International Growth and Income Fund	5

Summary investment portfolio December 31, 2015	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Euro zone*	23.25%
United Kingdom	18.05
Japan	12.12
Hong Kong	8.35
India	3.99
Switzerland	3.94
Taiwan	3.65
China	3.55
Canada	3.31
Other countries	13.40
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	6.39
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks 93.25%	Shares	Value (000)
Financials 22.96%
AXA SA1	11,511,200	$314,701
Sun Hung Kai Properties Ltd.[1]	11,920,069	143,063
Sumitomo Mitsui Financial Group, Inc.[1]	3,420,000	129,010
ICICI Bank Ltd.[1]	17,049,000	66,881
ICICI Bank Ltd. (ADR)	4,250,000	33,278
AIA Group Ltd.[1]	16,803,600	100,108
Prudential PLC[1]	4,427,472	99,122
Banco Santander, SA1	20,145,650	98,906
Shinsei Bank, Ltd.[1]	52,317,000	96,240
HDFC Bank Ltd.[1]	3,196,694	63,897
HDFC Bank Ltd. (ADR)	470,307	28,971
Brookfield Property Partners LP	3,935,000	91,449
Svenska Handelsbanken AB, Class A1	5,707,000	75,332
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	26,000,000	71,568
Toronto-Dominion Bank (CAD denominated)	1,632,846	64,006
Tokio Marine Holdings, Inc.[1]	1,656,000	63,806

6	International Growth and Income Fund

	Shares	Value (000)
National Australia Bank Ltd.[1]	2,367,029	$51,601
Other securities		707,822
		2,299,761

Consumer discretionary 13.22%
Ryohin Keikaku Co., Ltd.[1]	575,800	116,733
Paddy Power PLC[1]	619,650	82,755
Barratt Developments PLC[1]	8,632,500	79,106
Dixons Carphone PLC[1]	9,786,000	71,920
Toyota Motor Corp.[1]	1,146,000	70,342
NOS, SGPS, SA1	8,086,076	63,595
Other securities		840,273
		1,324,724

Telecommunication services 8.22%
Vodafone Group PLC[1]	45,971,000	148,694
BT Group PLC[1]	16,470,000	113,828
TDC A/S1	22,600,000	112,111
China Mobile Ltd.[1]	9,151,000	102,559
SoftBank Group Corp.[1]	1,930,000	97,261
Other securities		248,508
		822,961

Information technology 8.10%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	62,729,506	270,682
Nintendo Co., Ltd.[1]	938,400	129,182
Murata Manufacturing Co., Ltd.[1]	716,000	102,765
Vanguard International Semiconductor Corp.[1]	50,975,000	65,527
Other securities		242,751
		810,907

Industrials 7.62%
International Consolidated Airlines Group, SA (CDI)[1]	17,710,000	158,059
Wolseley PLC[1]	2,049,684	111,418
BAE Systems PLC[1]	11,490,000	84,564
Other securities		409,092
		763,133

Utilities 7.46%
EDP - Energias de Portugal, SA1	46,348,255	166,572
Power Assets Holdings Ltd.[1]	17,877,500	164,134
Enel SPA[1]	33,576,900	140,445
Other securities		276,136
		747,287

Consumer staples 6.08%
British American Tobacco PLC[1]	3,429,300	190,460
Kao Corp.[1]	1,975,000	101,350
LAWSON, INC.[1]	813,000	65,932
Other securities		250,994
		608,736

International Growth and Income Fund	7

Common stocks (continued)	Shares	Value (000)
Health care 5.78%
Novartis AG1	2,332,000	$199,332
AstraZeneca PLC[1]	2,408,000	162,802
Other securities		217,313
		579,447

Energy 5.47%
Enbridge Inc. (CAD denominated)	4,018,601	133,595
Royal Dutch Shell PLC, Class B1	4,846,000	110,655
TOTAL SA1	2,481,780	110,528
Other securities		192,755
		547,533

Materials 3.88%
Amcor Ltd.[1]	7,899,600	76,856
Air Liquide SA1	351,343	39,461
Air Liquide SA, bonus shares[1]	294,749	33,104
Air Liquide SA, non-registered shares[1]	22,000	2,471
James Hardie Industries PLC (CDI)[1]	5,490,000	69,257
Other securities		167,965
		389,114

Miscellaneous 4.46%
Other common stocks in initial period of acquisition		447,097

Total common stocks (cost: $9,442,527,000)		9,340,700

Preferred securities 0.14%
Other 0.14%
Other securities		13,737

Total preferred securities (cost: $12,739,000)		13,737

Convertible bonds 0.22%	Principal amount (000)
Other 0.22%
Other securities		22,369

Total convertible bonds (cost: $36,791,000)		22,369

Bonds, notes & other debt instruments 1.31%
Corporate bonds & notes 0.44%
Consumer discretionary 0.21%
Other securities		21,379

Financials 0.20%
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[2]	$5,410	6,281
Other securities		13,538
		19,819

8	International Growth and Income Fund

	Principal amount (000)	Value (000)
Consumer staples 0.03%
British American Tobacco International Finance PLC 9.50% 2018[2]	$2,000	$2,389

Total corporate bonds & notes		43,587
Other bonds & notes 0.87%
Other securities		87,786

Total bonds, notes & other debt instruments (cost: $126,833,000)		131,373

Short-term securities 5.32%
Federal Home Loan Bank 0.19%–0.32% due 1/22/2016–2/22/2016	70,100	70,087
Mitsubishi UFJ Trust and Banking Corp. 0.29% due 1/11/2016[2]	50,000	49,994
Mizuho Bank, Ltd. 0.00%–0.35% due 2/3/2016–2/25/2016[2]	126,400	126,341
National Australia Bank Ltd. 0.24%–0.32% due 2/2/2016–2/16/2016[2]	131,300	131,256
Sumitomo Mitsui Banking Corp. 0.30% due 1/6/2016[2]	11,100	11,099
Victory Receivables Corp. 0.38% due 1/15/2016[2]	40,900	40,892
Other securities		103,146

Total short-term securities (cost: $532,853,000)		532,815
Total investment securities 100.24% (cost: $10,151,743,000)		10,040,994
Other assets less liabilities (0.24)%		(24,181)

Net assets 100.00%		$10,016,813

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were pledged as collateral. The total value of pledged collateral was $1,458,000, which represented .01% of the net assets of the fund.

International Growth and Income Fund	9

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $172,459,000.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2015 (000)
Sales:
Australian dollars	1/13/2016	HSBC Bank	$30,778	A$42,000	$192
Australian dollars	1/22/2016	HSBC Bank	$24,067	A$33,044	15
Euros	3/8/2016	JPMorgan Chase	$33,198	€30,500	(6)
Japanese yen	1/11/2016	Bank of America, N.A.	$9,445	¥1,162,000	(226)
Japanese yen	1/12/2016	JPMorgan Chase	$3,791	¥465,000	(79)
Japanese yen	1/21/2016	HSBC Bank	$4,563	¥550,000	(15)
Japanese yen	1/21/2016	Citibank	$14,105	¥1,700,000	(45)
Japanese yen	1/21/2016	Bank of New York Mellon	$19,381	¥2,335,000	(55)
Japanese yen	1/21/2016	HSBC Bank	$52,813	¥6,500,000	(1,292)
Japanese yen	1/29/2016	Bank of America, N.A.	$2,122	¥260,000	(42)
Japanese yen	1/29/2016	JPMorgan Chase	$2,633	¥322,500	(52)
Japanese yen	2/12/2016	Bank of America, N.A.	$3,857	¥465,000	(16)
Japanese yen	2/12/2016	UBS AG	$11,487	¥1,385,000	(46)
Japanese yen	2/18/2016	UBS AG	$3,861	¥465,000	(11)
Japanese yen	3/4/2016	Bank of America, N.A.	$4,870	¥600,000	(129)
					$(1,807)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $8,513,477,000, which represented 84.99% of the net assets of the fund. This amount includes $8,377,015,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $454,088,000, which represented 4.53% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Receipts

A$ = Australian dollars

CAD = Canadian dollars

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

10	International Growth and Income Fund

Financial statements

Statement of assets and liabilities	unaudited
at December 31, 2015	(dollars in thousands)

Assets:
Investment securities, at value (cost: $10,151,743)		$10,040,994
Cash		1,127
Unrealized appreciation on open forward currency contracts		207
Receivables for:
Sales of investments	$1,447
Sales of fund’s shares	33,244
Closed forward currency contracts	54
Dividends and interest	20,910
Other	4	55,659
		10,097,987
Liabilities:
Unrealized depreciation on open forward currency contracts		2,014
Payables for:
Purchases of investments	1,953
Repurchases of fund’s shares	68,154
Investment advisory services	4,216
Services provided by related parties	1,915
Trustees’ deferred compensation	1,580
Other	1,342	79,160
Net assets at December 31, 2015		$10,016,813

Net assets consist of:
Capital paid in on shares of beneficial interest		$10,626,303
Distributions in excess of net investment income		(48,349)
Accumulated net realized loss		(448,003)
Net unrealized depreciation		(113,138)
Net assets at December 31, 2015		$10,016,813

See Notes to Financial Statements

International Growth and Income Fund	11

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (353,423 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$4,506,425	158,980		$28.35
Class B	7,035	248		28.36
Class C	282,142	9,979		28.28
Class F-1	1,511,037	53,319		28.34
Class F-2	1,937,773	68,345		28.35
Class 529-A	118,656	4,191		28.31
Class 529-B	317	11		28.34
Class 529-C	29,008	1,029		28.18
Class 529-E	4,426	156		28.31
Class 529-F-1	9,753	344		28.35
Class R-1	10,507	372		28.28
Class R-2	47,126	1,670		28.22
Class R-2E	182	6		28.28
Class R-3	57,552	2,034		28.30
Class R-4	73,060	2,579		28.33
Class R-5E	10	—	*	28.33
Class R-5	25,208	885		28.48
Class R-6	1,396,596	49,275		28.34

* Amount less than one thousand.

See Notes to Financial Statements

12	International Growth and Income Fund

Statement of operations	unaudited
for the six months ended December 31, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,144)	$123,186
Interest (net of non-U.S. taxes of $47)	5,122	$128,308
Fees and expenses*:
Investment advisory services	25,798
Distribution services	9,813
Transfer agent services	5,775
Administrative services	1,675
Reports to shareholders	394
Registration statement and prospectus	737
Trustees’ compensation	37
Auditing and legal	80
Custodian	1,366
Other	196	45,871
Net investment income		82,437

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $10)	(357,852)
Forward currency contracts	295
Currency transactions	(1,800)	(359,357)
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $230)	(844,395)
Forward currency contracts	(2,462)
Currency translations	(204)	(847,061)
Net realized loss and unrealized depreciation		(1,206,418)

Net decrease in net assets resulting from operations		$(1,123,981)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

International Growth and Income Fund	13

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	December 31, 2015*	June 30, 2015

Operations:
Net investment income	$82,437	$242,660
Net realized (loss) gain	(359,357)	69,776
Net unrealized depreciation	(847,061)	(1,032,609)
Net decrease in net assets resulting from operations	(1,123,981)	(720,173)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(148,930)	(267,370)
Distributions from net realized gain on investments	—	(283,340)
Total dividends and distributions paid to shareholders	(148,930)	(550,710)

Net capital share transactions	376,384	3,071,155

Total (decrease) increase in net assets	(896,527)	1,800,272

Net assets:
Beginning of period	10,913,340	9,113,068
End of period (including distributions in excess of and undistributed net investment income: $(48,349) and $18,144, respectively)	$10,016,813	$10,913,340

*Unaudited.

See Notes to Financial Statements

14	International Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

International Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

International Growth and Income Fund	15

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

16	International Growth and Income Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

International Growth and Income Fund	17

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

18	International Growth and Income Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$392,238	$1,907,523	$—	$2,299,761
Consumer discretionary	46,886	1,277,838	—	1,324,724
Telecommunication services	48,297	774,664	—	822,961
Information technology	—	810,907	—	810,907
Industrials	30,347	732,786	—	763,133
Utilities	—	747,287	—	747,287
Consumer staples	36,684	572,052	—	608,736
Health care	—	579,447	—	579,447
Energy	156,939	390,594	—	547,533
Materials	43,958	345,156	—	389,114
Miscellaneous	71,874	375,223	—	447,097
Preferred securities	13,737	—	—	13,737
Rights & warrants	—	—	—	—
Convertible bonds	—	22,369	—	22,369
Bonds, notes & other debt instruments	—	131,373	—	131,373
Short-term securities	—	532,815	—	532,815
Total	$840,960	$9,200,034	$—	$10,040,994

See the following page for footnote.

International Growth and Income Fund	19

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$207	$—	$207
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,014)	—	(2,014)

Total	$—	$(1,807)	$—	$(1,807)

*	Securities with a value of $7,600,477,000, which represented 75.88% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign

20	International Growth and Income Fund

withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

International Growth and Income Fund	21

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, December 31, 2015 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$207	Unrealized depreciation on open forward currency contracts	$2,014
Forward currency	Currency	Receivables for closed forward currency contracts	54	Payables for closed forward currency contracts	—
			$261		$2,014

		Net realized gain		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$295	Net unrealized depreciation on forward currency contracts	$(2,462)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through

22	International Growth and Income Fund

a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2015 (dollars in thousands) if close-out netting was exercised:

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
HSBC Bank	$261	$(261)	$—	$—	$—
Liabilities:
Bank of America, N.A.	$412	$—	$(289)	$—	$123
Bank of New York Mellon	55	—	—	—	55
Citibank	45	—	—	—	45
HSBC Bank	1,306	(261)	(890)	—	155
JPMorgan Chase	138	—	(138)	—	—
UBS AG	58	—	—	—	58
Total	$2,014	$(261)	$1,317	$—	$436

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011, by state tax authorities for tax years before 2010 and by tax authorities outside the U.S. for tax years before 2011.

International Growth and Income Fund	23

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$63,604
Post-October capital loss deferral*	87,025

*	This deferral is considered incurred in the subsequent year.

As of December 31, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$1,056,841
Gross unrealized depreciation on investment securities	(1,231,779)
Net unrealized depreciation on investment securities	(174,938)
Cost of investment securities	10,215,932

24	International Growth and Income Fund

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended December 31, 2015					Year ended June 30, 2015
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$66,622		$—	$66,622		$127,378		$137,636		$265,014
Class B	78		—	78		207		372		579
Class C	2,980		—	2,980		5,634		8,574		14,208
Class F-1	22,039		—	22,039		39,173		45,554		84,727
Class F-2	30,559		—	30,559		52,112		50,100		102,212
Class 529-A	1,668		—	1,668		3,212		3,580		6,792
Class 529-B	4		—	4		9		16		25
Class 529-C	294		—	294		556		896		1,452
Class 529-E	58		—	58		110		133		243
Class 529-F-1	155		—	155		313		342		655
Class R-1	121		—	121		240		370		610
Class R-2	473		—	473		902		1,464		2,366
Class R-2E1	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class R-3	724		—	724		1,219		1,354		2,573
Class R-4	1,037		—	1,037		1,660		1,765		3,425
Class R-5E3	—	[2]	—	—	[2]
Class R-5	383		—	383		692		680		1,372
Class R-6	21,735		—	21,735		33,953		30,504		64,457
Total	$148,930		$—	$148,930		$267,370		$283,340		$550,710

[1]	Class R-2E shares were offered beginning August 29, 2014.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.450% on such assets in excess of $10.5 billion. For the six months ended December 31, 2015, the investment advisory services fee was $25,798,000, which was equivalent to an annualized rate of 0.488% of average daily net assets.

International Growth and Income Fund	25

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of December 31, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

26	International Growth and Income Fund

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended December 31, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$5,468		$3,077		$240		Not applicable
Class B	42		6		Not applicable		Not applicable
Class C	1,514		198		76		Not applicable
Class F-1	2,024		944		405		Not applicable
Class F-2	Not applicable		1,221		516		Not applicable
Class 529-A	130		73		31		$55
Class 529-B	2		—	*	—	*	—	*
Class 529-C	154		20		8		14
Class 529-E	12		1		1		2
Class 529-F-1	—		6		3		5
Class R-1	53		6		3		Not applicable
Class R-2	179		121		12		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	145		54		15		Not applicable
Class R-4	90		38		18		Not applicable
Class R-5E†	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		6		6		Not applicable
Class R-6	Not applicable		4		341		Not applicable
Total class-specific expenses	$9,813		$5,775		$1,675		$76

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of

International Growth and Income Fund	27

$37,000 in the fund’s statement of operations includes $170,000 in current fees (either paid in cash or deferred) and a net decrease of $133,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

				Reinvestments of						Net increase
	Sales[1]			dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended December 31, 2015

Class A	$463,428	15,657		$65,224		2,245		$(491,917)	(16,759)	$36,735	1,143
Class B	158	5		78		3		(2,108)	(70)	(1,872)	(62)
Class C	30,864	1,040		2,934		101		(37,676)	(1,272)	(3,878)	(131)
Class F-1	310,764	10,438		21,878		753		(289,384)	(9,838)	43,258	1,353
Class F-2	447,065	15,151		29,186		1,006		(448,660)	(15,328)	27,591	829
Class 529-A	10,760	359		1,667		58		(9,053)	(302)	3,374	115
Class 529-B	6	—	[2]	4		—	[2]	(130)	(4)	(120)	(4)
Class 529-C	2,382	81		295		10		(2,639)	(90)	38	1
Class 529-E	330	11		58		2		(410)	(14)	(22)	(1)
Class 529-F-1	1,823	62		154		5		(2,367)	(80)	(390)	(13)
Class R-1	683	23		121		4		(1,748)	(59)	(944)	(32)
Class R-2	8,400	285		472		16		(7,613)	(257)	1,259	44
Class R-2E	174	6		—	[2]	—	[2]	—	—	174	6
Class R-3	13,459	449		723		25		(9,113)	(305)	5,069	169
Class R-4	15,951	536		1,037		36		(7,591)	(257)	9,397	315
Class R-5E3	10	—	[2]	—		—		—	—	10	— [2]
Class R-5	4,001	135		382		13		(2,627)	(87)	1,756	61
Class R-6	283,257	9,462		21,619		746		(49,927)	(1,735)	254,949	8,473
Total net increase (decrease)	$1,593,515	53,700		$145,832		5,023		$(1,362,963)	(46,457)	$376,384	12,266

28	International Growth and Income Fund

				Reinvestments of
				dividends and				Net increase
	Sales[1]			distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended June 30, 2015
Class A	$1,024,267	30,546		$260,507	8,035	$(610,358)	(18,253)	$674,416	20,328
Class B	889	26		576	18	(5,793)	(174)	(4,328)	(130)
Class C	98,885	2,957		14,032	435	(58,787)	(1,766)	54,130	1,626
Class F-1	949,291	28,310		84,274	2,606	(422,319)	(12,493)	611,246	18,423
Class F-2	1,351,543	39,955		96,201	2,970	(298,728)	(9,002)	1,149,016	33,923
Class 529-A	25,140	751		6,788	210	(14,134)	(424)	17,794	537
Class 529-B	93	2		25	1	(244)	(7)	(126)	(4)
Class 529-C	7,464	225		1,451	45	(4,352)	(131)	4,563	139
Class 529-E	1,236	37		243	7	(500)	(15)	979	29
Class 529-F-1	4,177	124		652	20	(2,787)	(84)	2,042	60
Class R-1	8,371	249		610	19	(3,867)	(113)	5,114	155
Class R-2	18,265	548		2,365	73	(15,303)	(459)	5,327	162
Class R-2E4	10	—	[2]	—	—	—	—	10	— [2]
Class R-3	30,719	927		2,565	79	(13,287)	(397)	19,997	609
Class R-4	39,121	1,171		3,424	105	(13,411)	(402)	29,134	874
Class R-5	11,252	335		1,370	42	(3,884)	(115)	8,738	262
Class R-6	500,436	15,104		64,316	1,983	(71,649)	(2,235)	493,103	14,852
Total net increase (decrease)	$4,071,159	121,267		$539,399	16,648	$(1,539,403)	(46,070)	$3,071,155	91,845

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.
[4]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,861,518,000 and $1,501,562,000, respectively, during the six months ended December 31, 2015.

International Growth and Income Fund	29

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 12/31/2015[5,6]	$31.99	$.23	$(3.45)	$(3.22)
Year ended 6/30/2015	36.56	.79	(3.53)	(2.74)
Year ended 6/30/2014	32.06	1.23	5.82	7.05
Year ended 6/30/2013	27.81	.84	4.26	5.10
Year ended 6/30/2012	32.48	.82	(4.12)	(3.30)
Year ended 6/30/2011	25.86	1.06	6.80	7.86
Class B:
Six months ended 12/31/2015[5,6]	31.99	.12	(3.46)	(3.34)
Year ended 6/30/2015	36.54	.49	(3.48)	(2.99)
Year ended 6/30/2014	32.04	.92	5.85	6.77
Year ended 6/30/2013	27.78	.57	4.30	4.87
Year ended 6/30/2012	32.44	.57	(4.09)	(3.52)
Year ended 6/30/2011	25.82	.79	6.82	7.61
Class C:
Six months ended 12/31/2015[5,6]	31.91	.11	(3.44)	(3.33)
Year ended 6/30/2015	36.47	.53	(3.52)	(2.99)
Year ended 6/30/2014	32.00	.95	5.80	6.75
Year ended 6/30/2013	27.76	.59	4.25	4.84
Year ended 6/30/2012	32.42	.58	(4.10)	(3.52)
Year ended 6/30/2011	25.81	.80	6.79	7.59
Class F-1:
Six months ended 12/31/2015[5,6]	31.98	.22	(3.45)	(3.23)
Year ended 6/30/2015	36.55	.80	(3.56)	(2.76)
Year ended 6/30/2014	32.06	1.23	5.79	7.02
Year ended 6/30/2013	27.81	.94	4.16	5.10
Year ended 6/30/2012	32.49	.84	(4.16)	(3.32)
Year ended 6/30/2011	25.86	1.06	6.79	7.85
Class F-2:
Six months ended 12/31/2015[5,6]	32.00	.26	(3.46)	(3.20)
Year ended 6/30/2015	36.57	.91	(3.58)	(2.67)
Year ended 6/30/2014	32.07	1.32	5.80	7.12
Year ended 6/30/2013	27.81	.92	4.26	5.18
Year ended 6/30/2012	32.50	.97	(4.23)	(3.26)
Year ended 6/30/2011	25.87	1.13	6.79	7.92
Class 529-A:
Six months ended 12/31/2015[5,6]	31.96	.21	(3.46)	(3.25)
Year ended 6/30/2015	36.52	.77	(3.52)	(2.75)
Year ended 6/30/2014	32.03	1.21	5.80	7.01
Year ended 6/30/2013	27.78	.83	4.25	5.08
Year ended 6/30/2012	32.46	.81	(4.14)	(3.33)
Year ended 6/30/2011	25.85	1.09	6.75	7.84

30	International Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income to average net assets[2,4]
$(.42)	$—	$(.42)	$28.35	(10.10)%[7]	$4,506	.91%[8]		.91%[8]		1.53%[8]
(.86)	(.97)	(1.83)	31.99	(7.48)	5,050	.91		.91		2.36
(1.18)	(1.37)	(2.55)	36.56	22.66	5,027	.91		.91		3.54
(.85)	—	(.85)	32.06	18.41	3,703	.93		.93		2.70
(.86)	(.51)	(1.37)	27.81	(10.03)	3,136	.93		.93		2.85
(1.06)	(.18)	(1.24)	32.48	30.64	3,611	.89		.89		3.43

(.29)	—	(.29)	28.36	(10.45)[7]	7	1.67	[8]	1.67	[8]	.78	[8]
(.59)	(.97)	(1.56)	31.99	(8.16)	10	1.64		1.64		1.44
(.90)	(1.37)	(2.27)	36.54	21.71	16	1.66		1.66		2.66
(.61)	—	(.61)	32.04	17.55	17	1.69		1.69		1.85
(.63)	(.51)	(1.14)	27.78	(10.75)	20	1.70		1.70		1.98
(.81)	(.18)	(.99)	32.44	29.62	31	1.68		1.68		2.56

(.30)	—	(.30)	28.28	(10.47)[7]	282	1.72	[8]	1.72	[8]	.72	[8]
(.60)	(.97)	(1.57)	31.91	(8.19)	323	1.69		1.69		1.58
(.91)	(1.37)	(2.28)	36.47	21.66	309	1.71		1.71		2.73
(.60)	—	(.60)	32.00	17.47	225	1.74		1.74		1.89
(.63)	(.51)	(1.14)	27.76	(10.75)	195	1.73		1.73		2.05
(.80)	(.18)	(.98)	32.42	29.57	230	1.73		1.73		2.58

(.41)	—	(.41)	28.34	(10.13)[7]	1,511	.96	[8]	.96	[8]	1.48	[8]
(.84)	(.97)	(1.81)	31.98	(7.52)	1,662	.95		.95		2.38
(1.16)	(1.37)	(2.53)	36.55	22.57	1,226	.96		.96		3.53
(.85)	—	(.85)	32.06	18.39	844	.96		.96		2.97
(.85)	(.51)	(1.36)	27.81	(10.05)	437	.94		.94		2.92
(1.04)	(.18)	(1.22)	32.49	30.58	420	.94		.94		3.40

(.45)	—	(.45)	28.35	(10.03)[7]	1,938	.71	[8]	.71	[8]	1.73	[8]
(.93)	(.97)	(1.90)	32.00	(7.27)	2,161	.69		.69		2.71
(1.25)	(1.37)	(2.62)	36.57	22.90	1,228	.70		.70		3.79
(.92)	—	(.92)	32.07	18.64	697	.73		.73		2.95
(.92)	(.51)	(1.43)	27.81	(9.82)	512	.70		.70		3.40
(1.11)	(.18)	(1.29)	32.50	30.87	311	.71		.71		3.65

(.40)	—	(.40)	28.31	(10.18)[7]	119	1.01	[8]	1.01	[8]	1.43	[8]
(.84)	(.97)	(1.81)	31.96	(7.52)	130	.97		.97		2.29
(1.15)	(1.37)	(2.52)	36.52	22.56	129	.98		.98		3.48
(.83)	—	(.83)	32.03	18.35	93	1.00		1.00		2.66
(.84)	(.51)	(1.35)	27.78	(10.13)	71	1.00		1.00		2.84
(1.05)	(.18)	(1.23)	32.46	30.62	67	.94		.94		3.50

See page 36 for footnotes.

International Growth and Income Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 12/31/2015[5,6]	$31.96	$.10	$(3.45)	$(3.35)
Year ended 6/30/2015	36.51	.45	(3.48)	(3.03)
Year ended 6/30/2014	32.01	.88	5.84	6.72
Year ended 6/30/2013	27.75	.52	4.30	4.82
Year ended 6/30/2012	32.39	.52	(4.07)	(3.55)
Year ended 6/30/2011	25.80	.78	6.78	7.56
Class 529-C:
Six months ended 12/31/2015[5,6]	31.81	.10	(3.44)	(3.34)
Year ended 6/30/2015	36.36	.50	(3.51)	(3.01)
Year ended 6/30/2014	31.91	.93	5.77	6.70
Year ended 6/30/2013	27.68	.58	4.23	4.81
Year ended 6/30/2012	32.35	.58	(4.13)	(3.55)
Year ended 6/30/2011	25.77	.83	6.73	7.56
Class 529-E:
Six months ended 12/31/2015[5,6]	31.96	.18	(3.46)	(3.28)
Year ended 6/30/2015	36.52	.70	(3.53)	(2.83)
Year ended 6/30/2014	32.03	1.12	5.81	6.93
Year ended 6/30/2013	27.79	.77	4.22	4.99
Year ended 6/30/2012	32.46	.73	(4.13)	(3.40)
Year ended 6/30/2011	25.85	.97	6.76	7.73
Class 529-F-1:
Six months ended 12/31/2015[5,6]	32.00	.25	(3.46)	(3.21)
Year ended 6/30/2015	36.57	.83	(3.52)	(2.69)
Year ended 6/30/2014	32.07	1.30	5.79	7.09
Year ended 6/30/2013	27.81	.94	4.22	5.16
Year ended 6/30/2012	32.50	.89	(4.17)	(3.28)
Year ended 6/30/2011	25.87	1.25	6.66	7.91
Class R-1:
Six months ended 12/31/2015[5,6]	31.91	.13	(3.45)	(3.32)
Year ended 6/30/2015	36.49	.60	(3.55)	(2.95)
Year ended 6/30/2014	32.01	1.14	5.74	6.88
Year ended 6/30/2013	27.78	.77	4.27	5.04
Year ended 6/30/2012	32.43	.69	(4.12)	(3.43)
Year ended 6/30/2011	25.82	.87	6.78	7.65
Class R-2:
Six months ended 12/31/2015[5,6]	31.85	.09	(3.43)	(3.34)
Year ended 6/30/2015	36.40	.51	(3.51)	(3.00)
Year ended 6/30/2014	31.94	.93	5.79	6.72
Year ended 6/30/2013	27.71	.60	4.24	4.84
Year ended 6/30/2012	32.38	.60	(4.13)	(3.53)
Year ended 6/30/2011	25.79	.85	6.74	7.59

32	International Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income to average net assets[2,4]
$(.27)	$—	$(.27)	$28.34	(10.51)%[7]	$—	[9]	1.82%[8]		1.82%[8]		.65%[8]
(.55)	(.97)	(1.52)	31.96	(8.28)	—	[9]	1.78		1.78		1.35
(.85)	(1.37)	(2.22)	36.51	21.55	1		1.80		1.80		2.53
(.56)	—	(.56)	32.01	17.38	1		1.83		1.83		1.67
(.58)	(.51)	(1.09)	27.75	(10.86)	1		1.83		1.83		1.81
(.79)	(.18)	(.97)	32.39	29.47	2		1.79		1.79		2.51

(.29)	—	(.29)	28.18	(10.54)[7]	29		1.80	[8]	1.80	[8]	.64	[8]
(.57)	(.97)	(1.54)	31.81	(8.26)	33		1.77		1.77		1.50
(.88)	(1.37)	(2.25)	36.36	21.56	32		1.78		1.78		2.67
(.58)	—	(.58)	31.91	17.42	23		1.82		1.82		1.85
(.61)	(.51)	(1.12)	27.68	(10.85)	18		1.82		1.82		2.02
(.80)	(.18)	(.98)	32.35	29.45	16		1.78		1.78		2.68

(.37)	—	(.37)	28.31	(10.29)[7]	4		1.23	[8]	1.23	[8]	1.21	[8]
(.76)	(.97)	(1.73)	31.96	(7.74)	5		1.21		1.21		2.07
(1.07)	(1.37)	(2.44)	36.52	22.26	5		1.23		1.23		3.21
(.75)	—	(.75)	32.03	18.01	3		1.26		1.26		2.45
(.76)	(.51)	(1.27)	27.79	(10.34)	2		1.27		1.27		2.56
(.94)	(.18)	(1.12)	32.46	30.18	2		1.27		1.27		3.12

(.44)	—	(.44)	28.35	(10.07)[7]	10		.80	[8]	.80	[8]	1.63	[8]
(.91)	(.97)	(1.88)	32.00	(7.34)	11		.77		.77		2.47
(1.22)	(1.37)	(2.59)	36.57	22.81	11		.78		.78		3.72
(.90)	—	(.90)	32.07	18.60	7		.81		.81		3.00
(.90)	(.51)	(1.41)	27.81	(9.94)	4		.81		.81		3.11
(1.10)	(.18)	(1.28)	32.50	30.80	3		.77		.77		3.99

(.31)	—	(.31)	28.28	(10.42)[7,10]	11		1.59	[8,10]	1.59	[8,10]	.85	[8,10]
(.66)	(.97)	(1.63)	31.91	(8.05)[10]	13		1.57	[10]	1.57	[10]	1.81	[10]
(1.03)	(1.37)	(2.40)	36.49	22.07 [10]	9		1.35	[10]	1.35	[10]	3.28	[10]
(.81)	—	(.81)	32.01	18.19 [10]	5		1.16	[10]	1.16	[10]	2.48	[10]
(.71)	(.51)	(1.22)	27.78	(10.47)[10]	4		1.39	[10]	1.39	[10]	2.40	[10]
(.86)	(.18)	(1.04)	32.43	29.81 [10]	5		1.54	[10]	1.54	[10]	2.80	[10]

(.29)	—	(.29)	28.22	(10.52)[7]	47		1.81	[8]	1.81	[8]	.62	[8]
(.58)	(.97)	(1.55)	31.85	(8.23)	52		1.74		1.74		1.51
(.89)	(1.37)	(2.26)	36.40	21.62	53		1.74		1.74		2.69
(.61)	—	(.61)	31.94	17.48	40		1.74		1.74		1.93
(.63)	(.51)	(1.14)	27.71	(10.80)	29		1.78		1.76		2.12
(.82)	(.18)	(1.00)	32.38	29.60	25		1.77		1.70		2.74

See page 36 for footnotes.

International Growth and Income Fund	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 12/31/2015[5,6]	$31.96	$.14	$(3.40)	$(3.26)
Period from 8/29/2014 to 6/30/2015[6,11]	35.91	.69	(2.75)	(2.06)
Class R-3:
Six months ended 12/31/2015[5,6]	31.94	.18	(3.45)	(3.27)
Year ended 6/30/2015	36.50	.71	(3.55)	(2.84)
Year ended 6/30/2014	32.02	1.09	5.82	6.91
Year ended 6/30/2013	27.78	.76	4.23	4.99
Year ended 6/30/2012	32.45	.72	(4.13)	(3.41)
Year ended 6/30/2011	25.84	1.01	6.73	7.74
Class R-4:
Six months ended 12/31/2015[5,6]	31.98	.22	(3.45)	(3.23)
Year ended 6/30/2015	36.54	.83	(3.56)	(2.73)
Year ended 6/30/2014	32.05	1.26	5.77	7.03
Year ended 6/30/2013	27.80	.88	4.23	5.11
Year ended 6/30/2012	32.48	.85	(4.16)	(3.31)
Year ended 6/30/2011	25.86	1.15	6.70	7.85
Class R-5E:
Period from 11/20/2015 to 12/31/2015[5,6,12]	29.43	.03	(.96)	(.93)
Class R-5:
Six months ended 12/31/2015[5,6]	32.15	.27	(3.48)	(3.21)
Year ended 6/30/2015	36.72	.92	(3.57)	(2.65)
Year ended 6/30/2014	32.19	1.29	5.87	7.16
Year ended 6/30/2013	27.91	.94	4.28	5.22
Year ended 6/30/2012	32.60	.91	(4.15)	(3.24)
Year ended 6/30/2011	25.95	1.15	6.81	7.96
Class R-6:
Six months ended 12/31/2015[5,6]	31.99	.27	(3.45)	(3.18)
Year ended 6/30/2015	36.56	.93	(3.56)	(2.63)
Year ended 6/30/2014	32.06	1.37	5.79	7.16
Year ended 6/30/2013	27.80	.97	4.25	5.22
Year ended 6/30/2012	32.48	.93	(4.15)	(3.22)
Year ended 6/30/2011	25.86	1.17	6.77	7.94

	Six months ended December 31,	Year ended June 30
	2015[5,6,7]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	15%	25%	29%	37%	24%	31%

See Notes to Financial Statements

34	International Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income to average net assets[2,4]

$(.42)	$—	$(.42)	$28.28	(10.23)%[7,10]	$—	[9]	1.27%[8,10]		1.27%[8,10]		.95%[8,10]
(.92)	(.97)	(1.89)	31.96	(5.73)[7,10]	—	[9]	.77	[8,10]	.77	[8,10]	2.48	[8,10]

(.37)	—	(.37)	28.30	(10.27)[7]	58		1.26	[8]	1.26	[8]	1.17	[8]
(.75)	(.97)	(1.72)	31.94	(7.77)	60		1.25		1.25		2.13
(1.06)	(1.37)	(2.43)	36.50	22.20	46		1.26		1.26		3.14
(.75)	—	(.75)	32.02	18.02	33		1.27		1.27		2.43
(.75)	(.51)	(1.26)	27.78	(10.37)	22		1.29		1.29		2.53
(.95)	(.18)	(1.13)	32.45	30.16	24		1.27		1.27		3.24

(.42)	—	(.42)	28.33	(10.14)[7]	73		.94	[8]	.94	[8]	1.48	[8]
(.86)	(.97)	(1.83)	31.98	(7.46)	72		.93		.93		2.48
(1.17)	(1.37)	(2.54)	36.54	22.61	51		.93		.93		3.62
(.86)	—	(.86)	32.05	18.43	26		.93		.93		2.82
(.86)	(.51)	(1.37)	27.80	(10.06)	15		.94		.94		2.98
(1.05)	(.18)	(1.23)	32.48	30.60	12		.93		.93		3.69

(.17)	—	(.17)	28.33	(3.17)[7]	—	[9]	.08	[7]	.08	[7]	.09	[7]

(.46)	—	(.46)	28.48	(10.02)[7]	25		.64	[8]	.64	[8]	1.79	[8]
(.95)	(.97)	(1.92)	32.15	(7.19)	26		.63		.63		2.72
(1.26)	(1.37)	(2.63)	36.72	22.95	21		.63		.63		3.69
(.94)	—	(.94)	32.19	18.77	40		.65		.65		3.00
(.94)	(.51)	(1.45)	27.91	(9.81)	33		.66		.66		3.19
(1.13)	(.18)	(1.31)	32.60	30.94	28		.67		.67		3.71

(.47)	—	(.47)	28.34	(9.98)[7]	1,397		.59	[8]	.59	[8]	1.83	[8]
(.97)	(.97)	(1.94)	31.99	(7.18)	1,305		.58		.58		2.79
(1.29)	(1.37)	(2.66)	36.56	23.04	949		.59		.59		3.91
(.96)	—	(.96)	32.06	18.83	593		.61		.61		3.11
(.95)	(.51)	(1.46)	27.80	(9.78)	392		.61		.61		3.26
(1.14)	(.18)	(1.32)	32.48	30.99	341		.62		.62		3.77

See page 36 for footnotes.

International Growth and Income Fund	35

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended June 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.28 and .81 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Unaudited.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $1 million.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Class R-2E shares were offered beginning August 29, 2014.
[12]	Class R-5E shares were offered beginning November 20, 2015.

36	International Growth and Income Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2015, through December 31, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

International Growth and Income Fund	37

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	7/1/2015	12/31/2015	during period*	expense ratio
Class A - actual return	$1,000.00	$899.04	$4.34	.91%
Class A - assumed 5% return	1,000.00	1,020.56	4.62	.91
Class B - actual return	1,000.00	895.50	7.96	1.67
Class B - assumed 5% return	1,000.00	1,016.74	8.47	1.67
Class C - actual return	1,000.00	895.29	8.19	1.72
Class C - assumed 5% return	1,000.00	1,016.49	8.72	1.72
Class F-1 - actual return	1,000.00	898.75	4.58	.96
Class F-1 - assumed 5% return	1,000.00	1,020.31	4.88	.96
Class F-2 - actual return	1,000.00	899.66	3.39	.71
Class F-2 - assumed 5% return	1,000.00	1,021.57	3.61	.71
Class 529-A - actual return	1,000.00	898.19	4.82	1.01
Class 529-A - assumed 5% return	1,000.00	1,020.06	5.13	1.01
Class 529-B - actual return	1,000.00	894.92	8.67	1.82
Class 529-B - assumed 5% return	1,000.00	1,015.99	9.22	1.82
Class 529-C - actual return	1,000.00	894.63	8.57	1.80
Class 529-C - assumed 5% return	1,000.00	1,016.09	9.12	1.80
Class 529-E - actual return	1,000.00	897.14	5.87	1.23
Class 529-E - assumed 5% return	1,000.00	1,018.95	6.24	1.23
Class 529-F-1 - actual return	1,000.00	899.26	3.82	.80
Class 529-F-1 - assumed 5% return	1,000.00	1,021.11	4.06	.80
Class R-1 - actual return	1,000.00	895.77	7.58	1.59
Class R-1 - assumed 5% return	1,000.00	1,017.14	8.06	1.59
Class R-2 - actual return	1,000.00	894.80	8.62	1.81
Class R-2 - assumed 5% return	1,000.00	1,016.04	9.17	1.81
Class R-2E - actual return	1,000.00	897.66	6.06	1.27
Class R-2E - assumed 5% return	1,000.00	1,018.75	6.44	1.27
Class R-3 - actual return	1,000.00	897.28	6.01	1.26
Class R-3 - assumed 5% return	1,000.00	1,018.80	6.39	1.26
Class R-4 - actual return	1,000.00	898.60	4.49	.94
Class R-4 - assumed 5% return	1,000.00	1,020.41	4.77	.94
Class R-5E - actual return†	1,000.00	968.32	.82	.74
Class R-5E - assumed 5% return†	1,000.00	1,021.42	3.76	.74
Class R-5 - actual return	1,000.00	899.83	3.06	.64
Class R-5 - assumed 5% return	1,000.00	1,021.92	3.25	.64
Class R-6 - actual return	1,000.00	900.25	2.82	.59
Class R-6 - assumed 5% return	1,000.00	1,022.17	3.00	.59

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 184 days.

38	International Growth and Income Fund

Approval of Investment Advisory and Service Agreement

International Growth and Income Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $17 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

International Growth and Income Fund	39

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital with current income. They compared the fund’s investment results with those of other funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through May 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper International Funds Index and the MSCI All Country World ex-USA Index. They noted that the investment results of the fund generally compared favorably to the results of the Lipper International Funds Index and the MSCI All Country World ex-USA Index for the lifetime period and were mixed for shorter periods. They also noted that the volatility of the fund’s monthly returns was less than both indexes. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper International Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

40	International Growth and Income Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

International Growth and Income Fund	41

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42	International Growth and Income Fund

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International Growth and Income Fund	43

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	International Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2015, portfolio of International Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

International Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of International Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

International Growth and Income FundSM
Investment portfolio
December 31, 2015
unaudited
Common stocks 93.25% Financials 22.96%	Shares	Value (000)
AXA SA1	11,511,200	$314,701
Sun Hung Kai Properties Ltd.[1]	11,920,069	143,063
Sumitomo Mitsui Financial Group, Inc.[1]	3,420,000	129,010
ICICI Bank Ltd.[1]	17,049,000	66,881
ICICI Bank Ltd. (ADR)	4,250,000	33,278
AIA Group Ltd.[1]	16,803,600	100,108
Prudential PLC[1]	4,427,472	99,122
Banco Santander, SA1	20,145,650	98,906
Shinsei Bank, Ltd.[1]	52,317,000	96,240
HDFC Bank Ltd.[1]	3,196,694	63,897
HDFC Bank Ltd. (ADR)	470,307	28,971
Brookfield Property Partners LP	3,935,000	91,449
Svenska Handelsbanken AB, Class A1	5,707,000	75,332
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	26,000,000	71,568
Toronto-Dominion Bank (CAD denominated)	1,632,846	64,006
Tokio Marine Holdings, Inc.[1]	1,656,000	63,806
Link Real Estate Investment Trust[1]	10,572,152	63,071
Fibra Uno Administración, SA de CV	26,455,000	58,315
Ping An Insurance (Group) Co. of China, Ltd., Class H1	10,330,000	56,756
Allianz SE1	319,100	56,530
Sino-Ocean Land Holdings Ltd.[1]	87,005,500	55,294
Swedbank AB, Class A1	2,430,000	53,368
National Australia Bank Ltd.[1]	2,367,029	51,601
Suncorp Group Ltd.[1]	5,510,000	48,243
HSBC Holdings PLC (HKD denominated)[1]	5,257,000	41,691
HSBC Holdings PLC (GBP denominated)[1]	561,000	4,427
Fairfax Financial Holdings Ltd.	94,800	44,651
Intesa Sanpaolo SpA[1]	11,686,000	38,945
UniCredit SpA[1]	5,661,000	31,181
BNP Paribas SA1	549,000	31,076
ORIX Corp.[1]	2,200,000	30,862
Sampo Oyj, Class A1	595,000	30,158
Barclays PLC[1]	8,760,000	28,353
Sumitomo Mitsui Trust Holdings, Inc.[1]	3,527,000	13,316
Bankia, SA1	9,500,000	11,048
Sberbank of Russia (ADR)[1]	1,794,000	10,464
Piraeus Bank SA1,2	241,543	73
		2,299,761
Consumer discretionary 13.22%
Ryohin Keikaku Co., Ltd.[1]	575,800	116,733
Paddy Power PLC[1]	619,650	82,755
Barratt Developments PLC[1]	8,632,500	79,106
Dixons Carphone PLC[1]	9,786,000	71,920
Toyota Motor Corp.[1]	1,146,000	70,342
NOS, SGPS, SA1	8,086,076	63,595
Hyundai Mobis Co., Ltd.[1]	300,000	62,610
International Growth and Income Fund — Page 1 of 7

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
HUGO BOSS AG1	684,930	$57,039
adidas AG1	580,000	56,517
Wynn Macau, Ltd.[1]	48,030,400	55,670
Woolworths Holdings Ltd.[1]	8,525,000	55,089
Maruti Suzuki India Ltd.[1]	770,000	53,636
OPAP SA1	5,692,048	50,046
Pearson PLC[1]	4,510,000	48,740
MGM China Holdings Ltd.[1]	35,818,000	44,430
Daily Mail and General Trust PLC, Class A, nonvoting[1]	3,406,000	34,983
Christian Dior SE1	203,800	34,619
ProSiebenSat.1 Media SE1	660,000	33,385
SES SA, Class A (FDR)[1]	1,190,000	32,986
Don Quijote Holdings Co., Ltd.[1]	894,000	31,409
Cie. Financière Richemont SA, Class A1	423,000	30,386
Publicis Groupe SA1	432,000	28,652
SJM Holdings Ltd.[1]	38,515,855	27,374
Eutelsat Communications SA1	874,706	26,122
Liberty Global PLC, Class C2	411,387	16,772
Liberty Global PLC, Class A2	164,989	6,989
Kroton Educacional SA, ordinary nominative	9,600,000	23,125
Fast Retailing Co., Ltd.[1]	55,000	19,260
Fuji Media Holdings, Inc.[1]	885,000	10,434
		1,324,724
Telecommunication services 8.22%
Vodafone Group PLC[1]	45,971,000	148,694
BT Group PLC[1]	16,470,000	113,828
TDC A/S1	22,600,000	112,111
China Mobile Ltd.[1]	9,151,000	102,559
SoftBank Group Corp.[1]	1,930,000	97,261
Mobile TeleSystems OJSC (ADR)	7,815,000	48,297
HKT Trust and HKT Ltd., units[1]	36,548,607	46,614
Orange[1]	2,630,000	44,122
KDDI Corp.[1]	1,275,000	33,006
NTT DoCoMo, Inc.[1]	1,590,000	32,588
Hellenic Telecommunications Organization SA1	1,822,300	18,262
TalkTalk Telecom Group PLC[1]	4,840,000	15,423
Globe Telecom, Inc.[1]	259,525	10,196
		822,961
Information technology 8.10%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	62,729,506	270,682
Nintendo Co., Ltd.[1]	938,400	129,182
Murata Manufacturing Co., Ltd.[1]	716,000	102,765
Vanguard International Semiconductor Corp.[1]	50,975,000	65,527
AAC Technologies Holdings Inc.[1]	9,237,000	60,053
STMicroelectronics NV1	8,582,070	57,249
ASM Pacific Technology Ltd.[1]	4,958,000	38,788
Tech Mahindra Ltd.[1]	3,693,000	29,001
ASML Holding NV1	299,000	26,646
Quanta Computer Inc.[1]	9,999,830	15,976
Alcatel-Lucent[1,2]	3,800,000	15,038
		810,907
International Growth and Income Fund — Page 2 of 7

unaudited
Common stocks Industrials 7.62%	Shares	Value (000)
International Consolidated Airlines Group, SA (CDI)[1]	17,710,000	$158,059
Wolseley PLC[1]	2,049,684	111,418
BAE Systems PLC[1]	11,490,000	84,564
Geberit AG1	170,700	57,415
Abertis Infraestructuras, SA, Class A1	2,959,912	46,136
CK Hutchison Holdings Ltd.[1]	3,350,000	44,964
Spirax-Sarco Engineering PLC[1]	829,950	39,981
Adecco SA1	574,000	39,413
Meggitt PLC[1]	7,129,491	39,325
Airbus Group SE, non-registered shares[1]	500,000	33,572
Edenred SA1	1,704,000	32,105
Ryanair Holdings PLC (ADR)	351,000	30,347
KONE Oyj, Class B1	595,000	25,017
Capita PLC[1]	1,170,000	20,817
		763,133
Utilities 7.46%
EDP - Energias de Portugal, SA1	46,348,255	166,572
Power Assets Holdings Ltd.[1]	17,877,500	164,134
Enel SPA[1]	33,576,900	140,445
SSE PLC[1]	2,595,032	58,109
Rubis SCA[1]	719,158	54,449
Cheung Kong Infrastructure Holdings Ltd.[1]	5,900,000	54,386
National Grid PLC[1]	3,227,744	44,395
CLP Holdings Ltd.[1]	3,825,000	32,436
Power Grid Corp. of India Ltd.[1]	15,220,050	32,361
		747,287
Consumer staples 6.08%
British American Tobacco PLC[1]	3,429,300	190,460
Kao Corp.[1]	1,975,000	101,350
LAWSON, INC.[1]	813,000	65,932
Booker Group PLC[1]	22,338,000	59,690
Nestlé SA1	552,000	40,916
Pernod Ricard SA1	345,800	39,314
Hypermarcas SA, ordinary nominative[2]	6,685,000	36,684
Shoprite Holdings Ltd.[1]	3,912,000	36,159
Wesfarmers Ltd.[1]	589,620	17,740
President Chain Store Corp.[1]	2,317,000	14,448
Shiseido Co., Ltd.[1]	292,000	6,043
		608,736
Health care 5.78%
Novartis AG1	2,332,000	199,332
AstraZeneca PLC[1]	2,408,000	162,802
Novo Nordisk A/S, Class B1	871,000	50,065
GlaxoSmithKline PLC[1]	2,220,000	44,840
Sanofi[1]	514,000	43,857
Roche Holding AG, non-registered shares, non-voting[1]	102,000	28,110
Smith & Nephew PLC[1]	1,520,000	26,904
Bayer AG1	187,600	23,537
		579,447
International Growth and Income Fund — Page 3 of 7

unaudited
Common stocks Energy 5.47%	Shares	Value (000)
Enbridge Inc. (CAD denominated)	4,018,601	$133,595
Royal Dutch Shell PLC, Class B1	4,846,000	110,655
TOTAL SA1	2,481,780	110,528
Coal India Ltd.[1]	10,205,000	50,693
Galp Energia, SGPS, SA, Class B1	4,275,000	49,555
LUKOIL Oil Co. PJSC (ADR)[1]	1,158,600	37,120
China Petroleum & Chemical Corp., Class H1	40,510,000	24,314
Keyera Corp.	800,000	23,277
Gazprom PJSC (ADR)[1]	2,085,000	7,729
Baytex Energy Corp.	20,760	67
		547,533
Materials 3.88%
Amcor Ltd.[1]	7,899,600	76,856
Air Liquide SA1	351,343	39,461
Air Liquide SA, bonus shares[1]	294,749	33,104
Air Liquide SA, non-registered shares[1]	22,000	2,471
James Hardie Industries PLC (CDI)[1]	5,490,000	69,257
Rio Tinto PLC[1]	1,985,000	57,848
Rexam PLC[1]	3,000,000	26,612
Vale SA, Class A, preferred nominative	8,845,900	22,918
Anhui Conch Cement Co. Ltd., Class H1	8,117,000	21,615
Potash Corp. of Saskatchewan Inc.	1,229,000	21,040
Glencore PLC[1,2]	13,476,856	17,932
		389,114
Miscellaneous 4.46%
Other common stocks in initial period of acquisition		447,097
Total common stocks (cost: $9,442,527,000)		9,340,700
Preferred securities 0.14% Financials 0.12%
HSBC Holdings PLC, Series 2, 8.00%	472,795	12,326
Consumer discretionary 0.02%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	98,280,000	1,411
Total preferred securities (cost: $12,739,000)		13,737
Rights & warrants 0.00% Financials 0.00%
Piraeus Bank, SA, warrants, expire 2018[1,2]	8,630,614	0
Total rights & warrants (cost: $0)		0
Convertible bonds 0.22% Consumer staples 0.14%	Principal amount (000)
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR21	14,444
International Growth and Income Fund — Page 4 of 7

unaudited
Convertible bonds Financials 0.08%	Principal amount (000)	Value (000)
Bank of Ireland, convertible notes, 10.00% 2016	€7,000	$7,925
Total convertible bonds (cost: $36,791,000)		22,369
Bonds, notes & other debt instruments 1.31% Bonds & notes of governments & government agencies outside the U.S. 0.47%
City of Buenos Aires Argentina 8.95% 2021[3,4]	$25,000	26,500
India (Republic of) 8.60% 2028	INR1,327,300	20,920
		47,420
Corporate bonds & notes 0.44% Consumer discretionary 0.21%
Myriad International Holdings 6.00% 2020[3]	$20,000	21,379
Financials 0.20%
Bank of Ireland 10.24% (undated)	€5,660	6,152
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[3]	$5,410	6,281
Société Générale, junior subordinated 6.999% (undated)	€6,200	7,386
		19,819
Consumer staples 0.03%
British American Tobacco International Finance PLC 9.50% 2018[3]	$2,000	2,389
Total corporate bonds & notes		43,587
U.S. Treasury bonds & notes 0.40% U.S. Treasury 0.40%
U.S. Treasury 0.50% 2016[5]	650	650
U.S. Treasury 2.125% 2016[5]	39,600	39,716
Total U.S. Treasury bonds & notes		40,366
Total bonds, notes & other debt instruments (cost: $126,833,000)		131,373
Short-term securities 5.32%
Fannie Mae 0.23% due 3/1/2016	21,200	21,195
Federal Home Loan Bank 0.19%–0.32% due 1/22/2016–2/22/2016	70,100	70,087
Freddie Mac 0.19%–0.22% due 1/6/2016–2/25/2016	14,600	14,598
Liberty Street Funding Corp. 0.35% due 2/23/2016[3]	50,000	49,958
Mitsubishi UFJ Trust and Banking Corp. 0.29% due 1/11/2016[3]	50,000	49,994
Mizuho Bank, Ltd. 0.00%–0.35% due 2/3/2016–2/25/2016[3]	126,400	126,341
National Australia Bank Ltd. 0.24%–0.32% due 2/2/2016–2/16/2016[3]	131,300	131,256
Sumitomo Mitsui Banking Corp. 0.30% due 1/6/2016[3]	11,100	11,099
Svenska Handelsbanken Inc. 0.29%–0.31% due 1/5/2016–3/10/2016[3]	17,400	17,395
Victory Receivables Corp. 0.38% due 1/15/2016[3]	40,900	40,892
Total short-term securities (cost: $532,853,000)		532,815
Total investment securities 100.24% (cost: $10,151,743,000)		10,040,994
Other assets less liabilities (0.24)%		(24,181)
Net assets 100.00%		$10,016,813
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
International Growth and Income Fund — Page 5 of 7

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $172,459,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/13/2016	HSBC Bank	$30,778	A$42,000	$192
Australian dollars	1/22/2016	HSBC Bank	$24,067	A$33,044	15
Euros	3/8/2016	JPMorgan Chase	$33,198	€30,500	(6)
Japanese yen	1/11/2016	Bank of America, N.A.	$9,445	¥1,162,000	(226)
Japanese yen	1/12/2016	JPMorgan Chase	$3,791	¥465,000	(79)
Japanese yen	1/21/2016	HSBC Bank	$4,563	¥550,000	(15)
Japanese yen	1/21/2016	Citibank	$14,105	¥1,700,000	(45)
Japanese yen	1/21/2016	Bank of New York Mellon	$19,381	¥2,335,000	(55)
Japanese yen	1/21/2016	HSBC Bank	$52,813	¥6,500,000	(1,292)
Japanese yen	1/29/2016	Bank of America, N.A.	$2,122	¥260,000	(42)
Japanese yen	1/29/2016	JPMorgan Chase	$2,633	¥322,500	(52)
Japanese yen	2/12/2016	Bank of America, N.A.	$3,857	¥465,000	(16)
Japanese yen	2/12/2016	UBS AG	$11,487	¥1,385,000	(46)
Japanese yen	2/18/2016	UBS AG	$3,861	¥465,000	(11)
Japanese yen	3/4/2016	Bank of America, N.A.	$4,870	¥600,000	(129)
					$(1,807)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $8,513,477,000, which represented 84.99% of the net assets of the fund. This amount includes $8,377,015,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $454,088,000, which represented 4.53% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,458,000, which represented .01% of the net assets of the fund.
International Growth and Income Fund — Page 6 of 7

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Receipts
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
HKD = Hong Kong dollars
€ = Euros
GBP = British pounds
INR = Indian rupees
¥ = Japanese yen
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-034-0216O-S49241	International Growth and Income Fund — Page 7 of 7

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 29, 2016

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: February 29, 2016